SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ 0	$ (4,436)
Total loans and borrowings	363,488	345,564
Less: current portion of long-term debt	(43,750)	(15,000)
Long-term Debt, Excluding Current Maturities	319,738	330,564
CIB Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	10,000
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	292,500	300,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 65,000	$ 50,000